Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2018
MassMutual RetireSMART 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual RetireSMARTSM 2020 Fund
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 12, 2018 to the
Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

On September 24, 2018, the following changes will become effective for the MassMutual RetireSMARTSM In Retirement Fund, MassMutual RetireSMARTSM 2010 Fund, MassMutual RetireSMARTSM 2015 Fund, MassMutual RetireSMARTSM2020 Fund, MassMutual RetireSMARTSM 2025 Fund, MassMutual RetireSMARTSM 2030 Fund, MassMutual RetireSMARTSM 2035 Fund, MassMutual RetireSMARTSM 2040 Fund, MassMutual RetireSMARTSM 2045 Fund, MassMutual RetireSMARTSM 2050 Fund, MassMutual RetireSMARTSM 2055 Fund, and MassMutual RetireSMARTSM 2060 Fund:

The name of each Fund will change as follows:

Current Name	New Name
MassMutual RetireSMARTSM In Retirement Fund	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM 2010 Fund	MassMutual RetireSMARTSM by JPMorgan 2010 Fund
MassMutual RetireSMARTSM 2015 Fund	MassMutual RetireSMARTSM by JPMorgan 2015 Fund
MassMutual RetireSMARTSM 2020 Fund	MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM 2025 Fund	MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM 2030 Fund	MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM 2035 Fund	MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM 2040 Fund	MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM 2045 Fund	MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM 2050 Fund	MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM 2055 Fund	MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM 2060 Fund	MassMutual RetireSMARTSM by JPMorgan 2060 Fund

The following information replaces similar information found on pages 60-62 for the MassMutual RetireSMARTSM 2020 Fund:

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund's objective will shift to seeking current income and some capital appreciation.

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds ("Underlying Funds") using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2020 and likely to stop making new investments in the Fund at or around that time. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC ("MML Advisers"), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual")), Barings Funds (advised by Barings LLC ("Barings"), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. ("J.P. Morgan") or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund's strategic asset allocation (its "glide path") and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund's assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.

The Fund's assets are allocated among Underlying Funds according to an asset allocation strategy that generally becomes increasingly conservative until it reaches its most conservative strategic target allocations by the end of 2020. It is intended that the Fund's strategic target allocations will approximate those of the MassMutual RetireSMART by JPMorgan In Retirement Fund by the end of 2020. As the Fund reaches 2020 and investors redeem shares of the Fund, the Fund's annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets. When the strategic target allocations of the Fund are substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund's Board of Trustees ("Trustees") without a vote of shareholders. For more information, see "MassMutual RetireSMART by JPMorgan Funds" in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund's Prospectus.

The glide path depicted in the chart below shows how the Fund's strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (typically more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form. The glide path below shows the Fund's strategic target allocations initially established in 2018.

Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	52.0%	36.0%	36.0%	36.0%
U.S. Large Cap Equity Funds	37.8%	37.8%	37.8%	37.8%	34.7%	31.7%	27.3%	22.9%	15.8%	15.8%	15.8%
U.S. Small/Mid Cap Equity Funds	8.7%	8.7%	8.7%	8.7%	8.0%	7.3%	6.3%	5.3%	3.7%	3.7%	3.7%
REIT Funds	5.2%	5.2%	5.2%	5.2%	4.8%	4.3%	3.7%	3.1%	2.2%	2.2%	2.2%
International Equity Funds	25.8%	25.8%	25.8%	25.8%	23.7%	21.6%	18.6%	15.6%	10.8%	10.8%	10.8%
Emerging Markets Equity Funds	8.6%	8.6%	8.6%	8.6%	7.9%	7.2%	6.2%	5.2%	3.6%	3.6%	3.6%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	57.5%	57.5%	57.5%
U.S. Fixed Income Funds	9.5%	9.5%	9.5%	9.5%	16.0%	22.4%	30.4%	35.0%	37.5%	37.5%	37.5%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Funds	3.0%	3.0%	3.0%	3.0%	3.3%	3.6%	4.9%	6.6%	9.1%	9.1%	9.1%
Emerging Markets Debt Funds	1.5%	1.5%	1.5%	1.5%	1.8%	2.1%	2.8%	3.0%	3.4%	3.4%	3.4%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

%

Note: Above allocations may not sum up to 100% due to rounding.

(1)     As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund's actual allocations at any time will likely differ from those shown in the glide path and table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund's investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund's investments in different asset classes. In establishing the Fund's strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund's assets that it believes will outperform the S&P Target Date 2020 Index (the Fund's broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund's strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund's investment strategy. J.P. Morgan may review the Fund's strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund's investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund's investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund's strategic target allocations in any year will not typically cause the Fund's actual strategic target allocations to vary from the allocations shown in the Fund's Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund's allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund's asset allocations at any given time to vary from the strategic target allocations shown in the Fund's Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 10% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).

The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as "non-affiliated" funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund's assets allocations, because it might expect to benefit financially by allocating the Fund's assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.

The table below shows the Fund's expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund's assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund's allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund's shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information ("SAI").

MM Select Equity Asset (J.P. Morgan)	10.64%
Select Overseas (MFS/Harris)	5.47%
Premier Core Bond (Barings)	17.72%
Select Total Return Bond (MetWest)	5.68%
Select Strategic Bond (Western Asset)	5.68%
Premier Inflation-Protected and Income (Barings)	5.70%
Premier High Yield (Barings)	6.72%

Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including "junk" or "high yield" bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts ("REITs"), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund's portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds' expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

Risk [Heading]	rr_RiskHeading	The following risks are being added to the Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Allocation Risk   The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates as noted in “Principal Investment Strategies” may adversely affect Fund performance.

Geographic Focus Risk   When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Index Funds Risk   Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.

Inflation-Linked Securities Risk   Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.

Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.

Tactical Allocation Risk   The subadviser has discretion to make short- to intermediate-term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund, and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE